Financial assets at fair value through profit or loss	6 Months Ended
Jun. 30, 2019
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss

8.      Financial assets at fair value through profit or loss

	At 30 June	At 31 Dec
	2019	2018
	£m	£m

Trading assets	23,867	35,246

Other financial assets at fair value through profit or loss:
Treasury and other bills	20	20
Loans and advances to customers	10,787	10,964
Loans and advances to banks	2,033	2,178
Debt securities	33,512	32,636
Equity shares	84,889	77,485
	131,241	123,283
Financial assets at fair value through profit or loss	155,108	158,529

Included in the above is £125,272 million (31 December 2018:  £116,903 million) of assets relating to the insurance businesses.